January 29, 2010 Via EDGAR
ATTORNEYS AT LAW

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WRITER’S DIRECT LINE
414.297.5596
pfetzer@foley.com Email

CLIENT/MATTER NUMBER
034855-0101

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Lotsoff Capital Management Investment Trust – File Nos. 333-108394 and 811-21422

Ladies and Gentlemen:

On behalf of Lotsoff Capital Management Investment Trust, a Delaware statutory trust (the “Trust”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 10 to Form N-1A Registration Statement, including exhibits, which has been marked to show the changes in the Registration Statement effected by Post-Effective Amendment No. 10 to Post-Effective Amendment No. 9.

The Trust has designated on the facing sheet of Post-Effective Amendment No. 10 that such Post-Effective Amendment become effective upon filing, pursuant to Rule 485(b).  As required by Rule 485(b)(4), the required representations have been made by certification on the signature page to Post-Effective Amendment No. 10.  Pursuant to Rule 485(b)(4) the undersigned, counsel for the Trust, represents that Post-Effective Amendment No. 10 to the Form N-1A Registration Statement of the Company does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours,

/s/ Peter D. Fetzer
Peter D. Fetzer

cc:	Michael R. Thill
Richard L. Teigen

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